Short-term Borrowings - Summary of Short-Term Borrowings (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short-term borrowings		$ 8,811,599	$ 5,560,027
Short-term Bank Borrowings
Short-Term Debt [Line Items]
Short-term borrowings	[1]	6,724,904	$ 5,560,027
Loans From Investor C
Short-Term Debt [Line Items]
Short-term borrowings	[2]	$ 2,086,695

[1]	Short-term bank borrowings
[2]	Loans from investor C